UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSC Advisors L.P.
Address: 900 North Michigan Avenue
         Suite 1900
         Chicago, Illinois  60611

13F File Number:  28-11157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Bluhm
Title:     Manager of the General Partner
Phone:     312.915.2485

Signature, Place, and Date of Signing:

     Andrew Bluhm     Chicago, Illinois     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $75,194 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      746    15000 SH       SOLE                        0
AMAG PHARMACEUTICALS INC       COM              00163U106     2433     1635 SH  CALL SOLE                        0
AMAG PHARMACEUTICALS INC       COM              00163U106    14708   400000 SH       SOLE                   400000
AT&T INC                       COM              00206R102      378    15000 SH       SOLE                        0
BOEING CO                      COM              097023105      534    15000 SH       SOLE                        0
BOSTON PPTYS LTD PARTNERSHIP   NOTE 2.875% 2/1  10112RAK0     2336  3000000 SH       SOLE                  3000000
CAPITALSOURCE INC              COM              14055X102     4179  3425000 SH       SOLE                  2050000
CAPITALSOURCE INC              DBCV 4.000% 7/1  14055XAE2     4430  8000000 SH       SOLE                  8000000
CATERPILLAR INC DEL            COM              149123101      419    15000 SH       SOLE                        0
CENTRAL VT PUB SVC CORP        COM              155771108     1009    15000 SH       SOLE                        0
COCA COLA CO                   COM              191216100      659    15000 SH       SOLE                        0
DYNEGY INC DEL                 CL A             26817G102      282   200000 SH       SOLE                   200000
DYNEGY INC DEL                 CL A             26817G102      135    15000 SH  CALL SOLE                        0
EXELON CORP                    COM              30161N101     2814    62000 SH       SOLE                    62000
EXXON MOBIL CORP               COM              30231G102     1022    15000 SH       SOLE                        0
HEWLETT PACKARD CO             COM              428236103      481    15000 SH       SOLE                        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1453    15000 SH       SOLE                        0
JOHNSON & JOHNSON              COM              478160104      789    15000 SH       SOLE                        0
JPMORGAN CHASE & CO            COM              46625H100      399    15000 SH       SOLE                        0
KRAFT FOODS INC                CL A             50075N104      334    15000 SH       SOLE                        0
MARRIOTT INTL INC NEW          CL A             571903202     1227    75000 SH       SOLE                    75000
MCDONALDS CORP                 COM              580135101      819    15000 SH       SOLE                        0
NORFOLK SOUTHERN CORP          COM              655844108     3375   100000 SH       SOLE                   100000
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106     2226    30000 SH       SOLE                    30000
PPL CORP                       COM              69351T106     7895   275000 SH       SOLE                        0
PROCTER & GAMBLE CO            COM              742718109      706    15000 SH       SOLE                        0
SAVIENT PHARMACEUTICALS INC    COM              80517Q100     9900  2000000 SH       SOLE                        0
SAVIENT PHARMACEUTICALS INC    COM              80517Q100     1188     5000 SH  CALL SOLE                        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      470    20000 SH  PUT  SOLE                        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1245     6000 SH  CALL SOLE                        0
SPDR TR                        UNIT SER 1       78462F103      202     2000 SH  CALL SOLE                        0
SPDR TR                        UNIT SER 1       78462F103     2088     5000 SH  PUT  SOLE                        0
UNION PAC CORP                 COM              907818108     2261    55000 SH       SOLE                    55000
UNITED TECHNOLOGIES CORP       COM              913017109      645    15000 SH       SOLE                        0
URANIUM ENERGY CORP            COM WNTS         916896103      172   647500 SH       SOLE                   647500
VERIZON COMMUNICATIONS INC     COM              92343V104      453    15000 SH       SOLE                        0
WAL MART STORES INC            COM              931142103      782    15000 SH       SOLE                        0